Exploration and Evaluation Assets - Narrative (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Chevron Canada Limited
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Exploration and evaluation assets	$ 320